Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Other Payables

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$10,409	$10,441
Accrued compensation to employees and remuneration to directors and supervisors	2,144	2,108
Payables to contractors	2,571	1,990
Amounts collected for others	1,596	1,544
Accrued maintenance costs	1,061	1,316
Payables to equipment suppliers	1,279	1,311
Others	6,020	6,547
	$25,080	$25,257